Prepayments, Deposits and Other Current Assets (Details)	1 Months Ended
	Apr. 30, 2021 USD ($)	Jun. 01, 2021 USD ($)	May 28, 2021 USD ($)
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Number of agreements	2
Prepaid deposit for acquisitions	$ 1,800,000	$ 600,000	$ 1,000,000
Fujian Ruiquan Care Services Co., Ltd. [Member]
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Ownership percentage			55.00%
South Pacific [Member]
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Ownership percentage		30.00%